Deposits, Time Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Maturities of Time Deposits [Abstract]
2022	$ 138,738
2023	41,386
2024	5,529
2025	1,329
2026	1,932
Thereafter	368
Total time deposits	189,282	$ 206,661
Brokered deposits	$ 11,438	$ 18,834